Apr. 29, 2026
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND
INVESTMENT GOAL
The Value Plus Fund seeks long-term capital appreciation and modest current income.
FEES AND EXPENSES OF THE VALUE PLUS FUND

The tables below describe the fees and expenses that you may pay if you buy, hold, and sell Investor or Institutional Class Shares of the Value Plus Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

SHAREHOLDER FEES (fees paid directly from your investment)
SHAREHOLDER FEES (fees paid directly from your investment)	Investor Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	None	None
Redemption Fee (as a percentage of the net asset value of any shares that are redeemed or exchanged within 10 days after they were purchased)	2%	2%
Exchange Fee	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Investor Class Shares	Institutional Class Shares
Management Fees	0.70%	0.70%
Distribution (12b-1) Fees	0.25%(1)	None
Other Expenses	0.27%	0.29%
Total Annual Fund Operating Expenses	1.22%	0.99%(2)

(1) Investor Class Shares are subject to an annual distribution fee of up to 0.25% pursuant to a reimbursement plan adopted under Rule 12b-1. The maximum rate of the Rule 12b-1 fee may not be incurred in a given year.

(2) Heartland Advisors has voluntarily agreed to waive certain fees and/or reimburse certain expenses with respect to the Institutional Class Shares of the Fund, to the extent necessary to maintain the Institutional Class Shares’ Total Annual Fund Operating Expenses at a ratio of 0.99% of average daily net assets. Heartland Advisors may modify or discontinue these waivers and/or reimbursements at any time without notice.

EXAMPLE.

This example is intended to help you compare the cost of investing in the Value Plus Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	$124	$387	$670	$1,476
Institutional Class Shares	$101	$315	$547	$1,212

PORTFOLIO TURNOVER

The Value Plus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE VALUE PLUS FUND

The Value Plus Fund invests primarily in a limited number (generally 40 to 70) of small-capitalization common stocks selected on a value basis. A majority of its assets are generally invested in dividend-paying common stocks. The Fund invests a majority of its assets in companies with market capitalizations consistent with the capitalization range of the Russell 2000® Value Index. As of April 30, 2025, the market capitalization range of the Russell 2000® Value Index was $119.4 million to $7.4 billion. The median market capitalization of the Fund is expected to fluctuate over time depending on Heartland Advisors’ perceptions of relative valuations, future prospects, and market conditions.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk. The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

PAST PERFORMANCE

The following tables show historical performance of the Value Plus Fund and provide some indication of the risks of investing in the Fund. Table I shows how the total returns before taxes for the Fund’s Investor Class Shares have varied from year to year for the past 10 years. Table II shows how the Fund’s average annual total returns compare to those of a broad measure of market performance, as well as the Fund’s benchmark index. Past performance (before and after taxes) does not guarantee future results. Updated performance information for the Fund is available on the Fund’s website at heartlandadvisors.com or by calling 1-800-432-7856.

TABLE I VALUE PLUS FUND - INVESTOR CLASS SHARES - YEAR-BY-YEAR TOTAL RETURNS

Best Quarter:	Worst Quarter:
4th Quarter of 2020……28.71%	1st Quarter of 2020……-23.48%

TABLE II VALUE PLUS FUND - AVERAGE ANNUAL TOTAL RETURNS [FOR THE PERIODS ENDED 12/31/25]
	One Year	Five Years	Ten Years	Lifetime (since 10-26-1993)
INVESTOR CLASS SHARES:
Return Before Taxes	1.06%	4.01%	7.65%	9.00%
Return After Taxes on Distributions	0.92%	2.47%	6.74%	7.73%
Return After Taxes on Distributions and Sale of Fund Shares	0.74%	2.93%	6.10%	7.43%
INSTITUTIONAL CLASS SHARES:
Return Before Taxes	1.30%	4.27%	7.89%	9.14%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	10.60%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	12.59%	8.88%	9.27%	9.35%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In addition, after-tax returns are shown only for Investor Class Shares, and after-tax returns for the Institutional Class Shares will vary. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits. The return after taxes on distributions and sale of Fund shares may be higher than other return figures for the same period when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit.